                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2686

                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 08/31

                               PORTFOLIO HOLDINGS

                                      FOR

                    RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (97.1%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
ALABAMA (0.3%)
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
  03-01-21                           5.13%          $250,000                $240,690
------------------------------------------------------------------------------------

ALASKA (0.7%)
State of Alaska
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  10-01-14                           5.00            500,000                 525,175
------------------------------------------------------------------------------------

ARIZONA (2.0%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Children's Hospital
 Series 2007B
  02-01-42                           4.80            500,000(f)              497,495
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
  01-01-14                           5.00            500,000                 503,075
  01-01-18                           5.00            500,000                 500,310
                                                                     ---------------
Total                                                                      1,500,880
------------------------------------------------------------------------------------

CALIFORNIA (10.1%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                           5.75            500,000                 528,105
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
  02-01-42                           5.50            500,000                 523,580
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
  08-01-17                           4.35            500,000                 480,230

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
CALIFORNIA (CONT.)
California Municipal Finance Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2004 A.M.T.
  09-01-14                           4.10%        $1,000,000                $992,280
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
  11-01-23                           5.13            500,000                 474,955
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
  05-15-20                           5.00          1,000,000               1,021,060
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  03-01-16                           5.00            375,000(j)              392,689
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                           5.00            500,000                 526,320
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-24                           5.00            400,000                 395,132
San Diego Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FGIC)
  07-01-12                           3.70          2,000,000(g)            1,660,119
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  05-01-19                           5.63            140,000                 148,348
State of California
 Unlimited General Obligation Bonds
 Series 2004A
  07-01-14                           5.25            500,000                 540,995
                                                                     ---------------
Total                                                                      7,683,813
------------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)

COLORADO (2.9%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-17                           4.80%          $500,000                $475,090
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25            500,000                 498,895
North Range Metropolitan District #1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
  12-15-15                           5.00            365,000                 371,158
  12-15-17                           5.00            350,000                 352,559
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
  12-15-14                           5.50            555,000                 555,610
                                                                     ---------------
Total                                                                      2,253,312
------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (1.0%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  10-01-22                           4.75            750,000                 743,603
------------------------------------------------------------------------------------

FLORIDA (2.7%)
Grand Haven Community Development District
 Special Assessment Bonds
 Series 2002
  11-01-07                           6.13             20,000                  19,992
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
  05-01-10                           6.35            130,000                 130,294
Landmark at Doral Community Development District
 Special Assessment Bonds
 Series 2006B
  05-01-15                           5.20            500,000                 481,325
Renaissance Communications Development District
 Special Assessment Bonds
 Series 2002B
  05-01-08                           6.25             50,000                  50,095

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
FLORIDA (CONT.)
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
  11-01-10                           5.50%          $310,000                $309,575
Village Center Community Development District
 Recreational Revenue Bonds
 Sub Series 2003B
  01-01-18                           6.35          1,000,000               1,051,311
                                                                     ---------------
Total                                                                      2,042,592
------------------------------------------------------------------------------------

GEORGIA (2.0%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40            500,000                 504,000
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
  01-01-16                           5.25          1,000,000(i)            1,053,170
                                                                     ---------------
Total                                                                      1,557,170
------------------------------------------------------------------------------------

ILLINOIS (4.6%)
County of Cook
 Prerefunded Unlimited General Obligation Bonds
 Capital Improvement
 Series 1999A (FGIC)
  11-15-17                           5.25          2,000,000               2,085,700
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
  11-15-12                           5.50            500,000                 505,125
Lake County Community High School District #117
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000B (FGIC)
  12-01-08                           5.13          1,000,000(g)              953,970
                                                                     ---------------
Total                                                                      3,544,795
------------------------------------------------------------------------------------

INDIANA (2.7%)
Indiana Municipal Power Agency
 Revenue Bonds
 Series 2003B (MBIA)
  01-01-11                           5.00          2,000,000               2,083,020
------------------------------------------------------------------------------------

IOWA (1.0%)
Coralville
 Tax Allocation Bonds
 Tax Increment Series 2007C
  06-01-17                           5.00            730,000                 745,761
------------------------------------------------------------------------------------

KANSAS (1.4%)
City of Olathe
 Special Obligation Tax Allocation
 Revenue Bonds
 West Village Center Project
 Series 2007
  03-01-10                           5.00            100,000                  99,930

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
KANSAS (CONT.)
City of Salina
 Improvement Refunding Revenue Bonds
 Salina Regional Health
 Series 2006
  10-01-22                           5.00%          $500,000                $507,995
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00            500,000                 501,435
                                                                     ---------------
Total                                                                      1,109,360
------------------------------------------------------------------------------------

LOUISIANA (1.8%)
Louisiana State Citizens
 Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00            500,000                 532,740
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
  05-15-30                           5.50            850,000                 850,604
                                                                     ---------------
Total                                                                      1,383,344
------------------------------------------------------------------------------------

MARYLAND (1.3%)
Washington Suburban Sanitation District
 Unlimited General Obligation Refunding Bonds
 Water Supply
 Series 2003
  06-01-09                           5.25          1,000,000               1,027,510
------------------------------------------------------------------------------------

MASSACHUSETTS (3.9%)
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan Series 2002C (FGIC)
  11-01-14                           5.50          2,000,000               2,201,960
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                           5.45            750,000                 769,905
                                                                     ---------------
Total                                                                      2,971,865
------------------------------------------------------------------------------------

MICHIGAN (5.0%)
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
  10-01-20                           5.00          1,500,000               1,545,570
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
  12-01-28                           5.50            500,000                 508,210
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
  07-01-22                           5.13          1,000,000               1,017,480

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
MICHIGAN (CONT.)
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                           4.75%          $750,000                $754,013
                                                                     ---------------
Total                                                                      3,825,273
------------------------------------------------------------------------------------

MINNESOTA (2.0%)
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
  02-01-14                           5.75          1,000,000               1,051,440
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-23                           5.25            500,000                 496,790
                                                                     ---------------
Total                                                                      1,548,230
------------------------------------------------------------------------------------

MISSOURI (0.9%)
St. Louis Industrial Development Authority
 Revenue Bonds
 Friendship Village West Community
 Series 2007A
  09-01-10                           5.00            700,000                 704,046
------------------------------------------------------------------------------------

MONTANA (0.7%)
Montana Board of Housing
 Revenue Bonds
 Single Family Mortgage
 Series 2006C-2 A.M.T.
  12-01-37                           5.75            485,000                 511,932
------------------------------------------------------------------------------------

NEBRASKA (1.2%)
Central Plains Energy Project
 Revenue Bonds
 Project #1
 Series 2007
  12-01-26                           4.24          1,000,000(f)              941,090
------------------------------------------------------------------------------------

NEW HAMPSHIRE (0.7%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
  05-01-21                           4.75            500,000                 500,610
------------------------------------------------------------------------------------

NEW JERSEY (3.7%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
  06-15-18                           5.63          1,000,000               1,011,610
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
  07-01-20                           5.00          1,050,000               1,040,131

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
NEW JERSEY (CONT.)
Tobacco Settlement Financing Corporation
Prerefunded Revenue Bonds
Series 2003
  06-01-41                           7.00%          $225,000                $261,416
Tobacco Settlement Financing Corporation
 Refunding Asset-backed Revenue Bonds
 Series 2002
  06-01-32                           5.75            165,000                 175,492
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2003 Escrowed to Maturity
  06-01-10                           4.25            200,000                 202,778
  06-01-11                           4.50            180,000                 184,849
                                                                     ---------------
Total                                                                      2,876,276
------------------------------------------------------------------------------------

NEW YORK (17.9%)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-19                           5.50          1,600,000               1,711,712
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002B (MBIA)
  07-01-13                           5.50          2,250,000               2,455,335
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00            750,000                 791,303
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00            500,000                 520,380
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
  01-01-21                           5.50            500,000                 526,195
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
  03-15-15                           4.10          1,160,000               1,164,907
New York State Urban Development Corporation
 Revenue Bonds
 Series 2002C
  01-01-11                           5.00          2,375,000               2,469,049
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
  12-01-12                           5.00            785,000                 826,275
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25            250,000(d)              249,190
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-19                           5.50          1,250,000               1,329,400

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)
NEW YORK (CONT.)
TSASC Incorporated
 Prerefunded Revenue Bonds
 Tobacco Settlement Asset-backed
 Series 2002-1
  07-15-32                           5.75%        $1,500,000              $1,634,190
                                                                     ---------------
Total                                                                     13,677,936
------------------------------------------------------------------------------------

NORTH CAROLINA (5.8%)
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-10                           5.50          1,000,000               1,027,080
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006-25A A.M.T.
  01-01-37                           5.75          1,000,000               1,054,190
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006-26A A.M.T.
  01-01-38                           5.50            250,000                 261,395
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
  01-01-12                           5.50          1,000,000               1,045,600
State of North Carolina
 Unlimited General Obligation Refunding Bonds
 Series 2005B
  04-01-17                           5.00          1,000,000               1,078,029
                                                                     ---------------
Total                                                                      4,466,294
------------------------------------------------------------------------------------

NORTH DAKOTA (1.0%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-15                           5.25            750,000                 773,715
------------------------------------------------------------------------------------

OHIO (5.6%)
City of Cincinnati
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  12-01-16                           5.25          1,650,000               1,729,349
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-11                           5.50          2,000,000               2,088,539
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-21                           5.25            500,000                 505,175
                                                                     ---------------
Total                                                                      4,323,063
------------------------------------------------------------------------------------

PENNSYLVANIA (0.6%)
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 ACTS Retirement Communities
 Series 2006B
  11-15-22                           5.00            500,000                 477,910
------------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)

PUERTO RICO (4.2%)(e)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                           5.25%          $375,000                $388,658
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-24                           5.25            375,000                 386,996
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
  07-01-36                           5.50          1,250,000               1,394,062
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25            500,000                 555,145
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00            500,000                 513,315
                                                                     ---------------
Total                                                                      3,238,176
------------------------------------------------------------------------------------

SOUTH CAROLINA (0.3%)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00            250,000                 255,293
------------------------------------------------------------------------------------

TENNESSEE (4.8%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
  12-15-12                           5.00            500,000                 516,100
  12-15-17                           5.00            500,000                 512,490
  12-15-20                           5.00            500,000                 502,860
  12-15-21                           5.00            500,000                 500,470
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25            750,000                 778,560
  09-01-20                           5.25            885,000                 911,063
                                                                     ---------------
Total                                                                      3,721,543
------------------------------------------------------------------------------------

TEXAS (3.7%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
  02-15-19                           5.00          2,000,000               2,061,400
Tarrant County Cultural Education
 Facilities Finance
 Revenue Bonds
 Buckner Retirement Services Project
 Series 2007
  11-15-11                           5.00            750,000                 765,000
                                                                     ---------------
Total                                                                      2,826,400
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                    VALUE(A)

VIRGINIA (0.7%)
Tobacco Settlement Financing Corporation
 Refunding Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50%          $500,000                $542,400
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $74,927,214)                                                      $74,623,077
------------------------------------------------------------------------------------

MUNICIPAL NOTES (2.3%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,H)                        YIELD        MATURITY                   VALUE(A)
ALASKA (0.3%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Project
 V.R.D.N. Series 1993A
  12-01-33                           3.95%          $200,000                $200,000
------------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,H)                        YIELD        MATURITY                   VALUE(A)

MISSISSIPPI (2.0%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1992
  12-01-16                           4.05%          $400,000                $400,000
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23                           4.05          1,200,000               1,200,000
                                                                     ---------------
Total                                                                      1,600,000
------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,800,000)                                                        $1,800,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $76,727,214)(k)                                                   $76,423,077
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2007.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At Aug. 31, 2007, the value of securities subject to alternative minimum tax represented
          16.9% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2007, the value of these securities amounted to $249,190 or 0.3% of net assets.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.2% of net assets at Aug. 31, 2007.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                   $3,800,000

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

(j) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $389,141.

(k) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $76,727,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                  $560,000
Unrealized depreciation                                                  (864,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                             $(304,000)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT AUG. 31,
2007

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE TAX-EXEMPT BOND FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (92.8%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
ALABAMA (1.1%)
Birmingham Waterworks & Sewer Board
 Prerefunded Revenue Bonds
 Series 2002B (MBIA)
  01-01-33                           5.25%       $1,500,000              $1,603,080
City of Birmingham
 Unlimited General Obligation Refunding Warrants
 Series 2003A (AMBAC)
  06-01-13                           5.25         1,755,000               1,883,133
County of Jefferson
 Revenue Bonds
 Series 2004A
  01-01-22                           5.50         1,750,000               1,848,210
  01-01-23                           5.25         1,500,000               1,554,525
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
  03-01-21                           5.13         1,000,000                 962,760
                                                                    ---------------
Total                                                                     7,851,708
-----------------------------------------------------------------------------------

ARIZONA (0.9%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-01-42                           4.80         2,000,000(j)            1,989,980
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
  07-01-23                           5.38         2,500,000               2,539,000
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
  01-01-19                           5.00           755,000                 751,723
  01-01-20                           5.00           580,000                 572,611
  01-01-21                           5.00         1,000,000                 980,870
                                                                    ---------------
Total                                                                     6,834,184
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

ARKANSAS (0.2%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2003A (GNMA/FNMA)
  07-01-34                           4.90%       $1,370,000              $1,335,956
-----------------------------------------------------------------------------------

CALIFORNIA (16.6%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
  08-15-20                           6.13         1,000,000               1,040,670
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
  04-01-31                           5.00         5,000,000               5,106,650
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
  10-01-37                           4.75         1,000,000                 978,030
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-34                           5.00         1,000,000                 982,410
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
  07-01-23                           5.25         2,000,000               2,016,960
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 1997B (MBIA)
  08-01-27                           5.13         3,000,000               3,062,610
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
  04-01-39                           5.25         1,000,000               1,006,130

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
California State Public Works Board
 Refunding Revenue Bonds
 Various University of California Projects
 Series 1993A
  06-01-14                           5.50%       $7,275,000              $7,818,224
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
  03-01-45                           5.25         2,500,000               2,505,075
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
  08-15-28                           5.50         2,000,000               2,070,700
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
  08-01-18                           4.65         1,000,000(b)              603,810
City & County of San Francisco
 Unlimited General Obligation Bonds
 Neighborhood Recreation & Park
 Series 2004A (MBIA)
  06-15-23                           5.00         4,795,000               4,954,865
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
  06-01-37                           5.00         2,750,000               2,824,498
Elk Grove
 Special Tax Bonds
 Community Facilities District #2005-1
 Series 2007
  09-01-18                           5.00           595,000                 583,665
Fairfield-Suisun Unified School District
 Unlimited General Obligation Bonds
 Election 2002
 Series 2004 (MBIA)
  08-01-28                           5.50         3,000,000               3,204,300

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-47                           5.13%       $1,000,000                $885,870
Golden State Tobacco Securitization Corporation
 Enhanced Revenue Bonds
 Series 2005A (AMBAC)
  06-01-45                           5.00         1,950,000               1,959,789
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                           6.75           750,000                 861,810
  06-01-40                           6.63           900,000               1,028,430
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                           6.25           925,000               1,007,482
Lincoln Public Financing Authority
 Special Tax Bonds
 Sub Series 2007B
  09-01-26                           5.00         1,720,000               1,627,378
Los Angeles County Public Works Financing Authority
 Prerefunded Revenue Bonds
 Regional Park
 Series 1997A
  10-01-16                           5.00           710,000                 717,810
Roseville Finance Authority
 Refunding Special Tax Bonds
 Junior Lien
 Series 2007B
  09-01-26                           5.00         1,890,000               1,794,423
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-23                           5.00         1,000,000                 991,480
  02-15-24                           5.00         1,375,000               1,358,266
  02-15-25                           5.00         1,500,000               1,475,955
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
  12-01-28                           5.00         5,000,000               5,063,250
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 1999 (MBIA)
  12-01-15                           5.75         1,310,000               1,383,819
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2002
  04-01-32                           5.25         4,910,000               5,240,050
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30         1,743,000               1,895,861
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-29                           5.25         2,500,000               2,560,050
  02-01-32                           5.00         2,500,000               2,507,475

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
State of California
 Unlimited General Obligation Bonds
 Series 2003 (MBIA)
  02-01-27                           5.25%       $5,000,000              $5,187,650
State of California
 Unlimited General Obligation Bonds
 Series 2004
  03-01-14                           5.25         2,500,000               2,687,375
State of California
 Unlimited General Obligation Bonds
 Series 2006
  09-01-32                           5.00         1,300,000               1,305,603
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-23                           5.13         2,500,000               2,568,175
  11-01-29                           5.25         1,000,000               1,026,890
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                           5.00         1,750,000               1,765,523
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006
  09-01-30                           5.00         4,000,000               4,025,880
  09-01-31                           5.00         1,500,000               1,507,545
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
  06-01-32                           5.00         1,300,000               1,305,876
  06-01-37                           5.00        17,550,000              17,575,447
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30             2,000                   2,068
Sweetwater Union High School District
 Certificate of Participation
 Series 2002 (FSA)
  09-01-21                           5.00         3,255,000               3,365,442
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
  06-01-37                           5.00         2,000,000               1,735,660
West Covina Redevelopment Agency
 Refunding Special Tax Bonds
 Fashion Plaza
 Series 1996
  09-01-17                           6.00         5,000,000               5,572,500
                                                                    ---------------
Total                                                                   120,749,429
-----------------------------------------------------------------------------------

COLORADO (1.4%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-22                           4.95         1,000,000                 929,990
  12-01-26                           5.00           500,000                 457,195

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
COLORADO (CONT.)
Broomfield
 Certificate of Participation
 Open Space Park & Recreation Facilities
 Series 2000 (AMBAC)
  12-01-20                           5.50%       $1,000,000              $1,045,080
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25           500,000                 498,895
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
  12-15-31                           7.25         1,995,000               2,230,310
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
  12-15-27                           5.50           735,000                 707,989
  12-15-37                           5.50           820,000                 714,843
University of Colorado
 Prerefunded Certificate of Participation
 Master Lease Purchase Agreement
 Series 2003A (AMBAC)
  06-01-23                           5.00         3,700,000               3,930,732
                                                                    ---------------
Total                                                                    10,515,034
-----------------------------------------------------------------------------------

CONNECTICUT (0.1%)
Mashantucket Western Pequot Tribe
 Subordinated Special Revenue Bonds
 Series 2006A
  09-01-36                           5.50         1,000,000(d)              946,080
-----------------------------------------------------------------------------------

FLORIDA (2.0%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
  04-01-34                           5.00           750,000                 719,123
Broward County School Board
 Certificate of Participation
 Series 2003 (MBIA)
  07-01-24                           5.00         3,000,000               3,063,570
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
  11-15-32                           5.50         2,000,000               2,181,160
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (MBIA)
  04-01-20                           6.02         4,360,000(b)            2,440,248
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2002B
  11-15-23                           5.25         1,000,000               1,065,770

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
FLORIDA (CONT.)
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006G
  11-15-32                           5.13%       $3,000,000              $2,985,060
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006C
  11-15-36                           5.25         2,000,000               2,007,080
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
  01-01-14                           5.00           500,000                 499,430
                                                                    ---------------
Total                                                                    14,961,441
-----------------------------------------------------------------------------------

GEORGIA (1.7%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40         3,500,000               3,528,000
Cherokee County Water & Sewer Authority
 Unrefunded Revenue Bonds
 Series 1995 (MBIA)
  08-01-25                           5.20         2,665,000               2,885,715
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA)
  11-01-39                           5.00         2,675,000               2,709,160
County of Fulton
 Revenue Bonds
 Series 1992 Escrowed to Maturity (FGIC)
  01-01-14                           6.38         3,125,000               3,411,156
County of Fulton
 Unrefunded Revenue Bonds
 Series 1992 (FGIC)
  01-01-14                           6.38           125,000                 136,394
                                                                    ---------------
Total                                                                    12,670,425
-----------------------------------------------------------------------------------

ILLINOIS (6.8%)
Cook & Will Counties Township High School District #206
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
  12-01-10                           6.55         2,605,000(b)            2,305,269
Cook County Community Consolidated School District #21 -- Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (FSA)
  12-01-19                           6.03         3,140,000(b)            1,827,888

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
ILLINOIS (CONT.)
Cook County School District #170
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
  12-01-09                           6.50%       $2,155,000(b)           $1,983,440
  12-01-10                           6.55         2,155,000(b)            1,907,046
County of Jefferson
 Unlimited General Obligation Bonds
 Jail & Administration Office Center Project
 Series 2003A (FGIC)
  01-15-24                           5.25         2,420,000               2,519,486
Illinois Educational Facilities Authority
 Refunding Revenue Bonds
 Augustana College
 Series 2003A
  10-01-22                           5.63         2,500,000               2,581,550
Illinois Educational Facilities Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
  07-01-25                           5.25         6,770,000               7,065,849
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
  11-15-12                           5.50           500,000                 505,125
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
  04-15-20                           7.75        13,745,000(b)            7,594,387
Lake County Community High School District #127 Grayslake
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002B (FGIC)
  02-01-16                           5.32         4,000,000(b)            2,795,080
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
  06-15-21                           6.54         1,870,000(b)              995,308
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
  06-15-42                           5.25         4,000,000               4,107,840
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (FGIC)
  06-15-10                           6.65           240,000(b)              215,642

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
ILLINOIS (CONT.)
Southern Illinois University
 Revenue Bonds
 Capital Appreciation
 Housing & Auxiliary
 Zero Coupon
 Series 1999A (MBIA)
  04-01-26                           5.55%       $4,000,000(b)           $1,627,800
St. Clair County Public Building Commission
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1997B (FGIC)
  12-01-14                           5.95         2,000,000(b)            1,488,740
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (FSA)
  05-01-26                           5.25        10,000,000              10,334,701
                                                                    ---------------
Total                                                                    49,855,151
-----------------------------------------------------------------------------------

INDIANA (1.0%)
Clark-Pleasant Community School Building Corporation
 Prerefunded Revenue Bonds
 1st Mortgage
 Series 2001 (AMBAC)
  07-15-16                           5.50         1,000,000               1,072,250
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
  02-15-36                           5.00           625,000                 599,363
Indiana Health Facility Financing Authority
 Revenue Bonds
 Ascension Health Sub Credit
 Series 2005A
  11-01-10                           5.00         2,500,000               2,568,824
Indiana Transportation Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
  06-01-15                           7.25         2,210,000               2,393,187
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
  09-01-37                           5.70         1,050,000               1,003,601
                                                                    ---------------
Total                                                                     7,637,225
-----------------------------------------------------------------------------------

IOWA (0.3%)
Coralville
 Tax Allocation Bonds
 Tax Increment Series 2007C
  06-01-39                           5.13         2,425,000               2,295,942
-----------------------------------------------------------------------------------

KANSAS (0.3%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00           705,000                 707,023
  09-01-25                           5.00         1,825,000               1,824,982
                                                                    ---------------
Total                                                                     2,532,005
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

LOUISIANA (5.6%)
City of New Orleans
 Limited General Obligation Refunding Bonds
 Series 1998B (FSA)
  12-01-10                           5.10%         $385,000                $397,898
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
  09-01-12                           6.63         6,250,000(b)            5,069,625
Louisiana Housing Finance Agency
 Revenue Bonds
 Home Ownership Program-Go Zone
 Series 2007A-1 (GNMA/FNMA/FHLMC)
  06-01-38                           5.85         5,000,000               5,351,350
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00         1,500,000               1,598,220
New Orleans Home Mortgage Authority
 Special Obligation Refunding Bonds
 Series 1992 Escrowed to Maturity
  01-15-11                           6.25         8,720,000               9,262,558
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
  06-01-37                           5.13         3,150,000               3,072,290
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
  05-01-19                           5.25         1,000,000               1,065,380
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
  05-15-30                           5.50         7,400,000               7,405,254
  05-15-39                           5.88         7,540,000               7,558,925
                                                                    ---------------
Total                                                                    40,781,500
-----------------------------------------------------------------------------------

MARYLAND (1.4%)
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
  09-01-26                           5.00        10,200,000              10,288,128
-----------------------------------------------------------------------------------

MASSACHUSETTS (4.7%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-22                           5.25         2,500,000               2,704,750
  08-01-28                           5.25         2,000,000               2,153,680
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-27                           5.50         1,500,000               1,665,360
  01-01-28                           5.50         1,500,000               1,664,250
Massachusetts Bay Transportation Authority
 Prerefunded Special Assessment Bonds
 Series 2005A
  07-01-26                           5.00         1,450,000               1,556,561

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-31                           5.00%       $2,000,000              $2,082,380
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00           675,000                 736,911
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13         2,500,000               2,565,200
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center Series 2007D
  08-15-28                           5.25         1,000,000               1,011,550
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-37                           5.00         2,250,000               2,022,143
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G
  07-01-18                           5.00           500,000                 517,230
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
  08-15-32                           4.75         1,240,000               1,222,132
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00         3,430,000               3,671,369
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           570,000                 578,618
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
  08-01-22                           5.00         2,000,000               2,087,260
Route 3 North Transit Improvement Association
 Prerefunded Revenue Bonds
 Series 2000 (MBIA)
  06-15-17                           5.75         7,570,000               7,983,775
                                                                    ---------------
Total                                                                    34,223,169
-----------------------------------------------------------------------------------

MICHIGAN (4.5%)
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00         2,065,000               2,216,757

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
MICHIGAN (CONT.)
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
  07-01-21                           5.00%       $1,350,000              $1,384,155
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00         2,435,000               2,480,608
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 (Qualified School Bond Loan Fund)
  05-01-37                           4.70           500,000                 482,145
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
  10-01-19                           5.25         2,000,000               2,089,960
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2002
  10-01-22                           5.00         2,350,000               2,427,433
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
  05-01-13                           5.00         1,450,000               1,534,709
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00         1,500,000               1,560,390
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00         1,090,000               1,093,107
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
  11-01-18                           5.50         4,070,000               4,255,307
New Haven Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2002
 (Qualified School Board Loan Fund)
  05-01-22                           5.25         5,500,000               5,899,189
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
  05-01-36                           5.00         2,500,000               2,541,975

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
MICHIGAN (CONT.)
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
  07-01-22                           5.13%       $1,560,000              $1,587,269
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-21                           7.13         1,615,000               1,759,106
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA)
 (Qualified School Board Loan Fund)
  05-01-24                           5.00         1,600,000               1,654,416
                                                                    ---------------
Total                                                                    32,966,526
-----------------------------------------------------------------------------------

MINNESOTA (3.2%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00         3,075,000               3,078,260
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
  02-01-15                           5.00         1,000,000               1,058,880
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed-City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
  04-01-27                           5.45         3,979,240               4,156,117
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Series 1998A (AMBAC)
  01-01-24                           5.20         3,000,000               3,044,430
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 5th Series 2004Y
  10-01-34                           5.25         1,250,000               1,275,088
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
  10-01-30                           5.00         3,500,000               3,506,790
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
  10-01-24                           5.00         2,000,000               1,993,100
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-21                           5.25         1,070,000               1,067,849
  05-15-22                           5.25         1,185,000               1,175,330
  05-15-26                           5.25         1,000,000                 978,940

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
MINNESOTA (CONT.)
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                           5.00%       $1,000,000                $913,970
University of Minnesota
 Revenue Bonds
 State Supported Stadium Debt
 Series 2006
  08-01-23                           5.00         1,395,000(k)            1,440,491
                                                                    ---------------
Total                                                                    23,689,245
-----------------------------------------------------------------------------------

MISSISSIPPI (0.5%)
Mississippi Home Corporation
 Revenue Bonds
 Series 2007E-1 (GNMA/FNMA/FHLMC)
  12-01-37                           5.85         3,250,000(i)            3,509,740
-----------------------------------------------------------------------------------

MISSOURI (0.8%)
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
  01-01-20                           5.00         2,000,000               2,077,100
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Park College
 Series 1999
  06-01-19                           5.88         4,000,000               4,106,080
                                                                    ---------------
Total                                                                     6,183,180
-----------------------------------------------------------------------------------

NEBRASKA (1.2%)
Central Plains Energy Project
 Revenue Bonds
 Project #1
 Series 2007
  12-01-26                           4.24         9,000,000(j)            8,469,810
-----------------------------------------------------------------------------------

NEVADA (0.3%)
City of Las Vegas
 Prerefunded Special Assessment Bonds
 Special Improvement District #808 -- Summerlin
 Series 2001
  06-01-11                           6.00         1,950,000               2,014,896
-----------------------------------------------------------------------------------

NEW JERSEY (1.7%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
  06-15-18                           5.63         4,950,000               5,007,469
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
  07-01-22                           5.00           825,000                 833,234
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
  07-01-18                           5.00         1,925,000               1,933,047

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
NEW JERSEY (CONT.)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-32                           5.75%       $1,270,000              $1,350,759
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
  06-01-37                           6.00         2,175,000               2,386,519
Tobacco Settlement Financing Corporation
 Prerefunded Revenue Bonds
 Series 2003
  06-01-43                           6.25         1,100,000               1,235,905
                                                                    ---------------
Total                                                                    12,746,933
-----------------------------------------------------------------------------------

NEW YORK (10.6%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38           260,000                 280,381
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
  11-01-34                           5.00         1,000,000               1,008,910
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
  11-01-22                           5.00         2,600,000               2,681,848
City of New York
 Unlimited General Obligation Bonds
 Series 2004H
  08-01-20                           5.00         3,660,000               3,780,597
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2006J-1
  06-01-25                           5.00         1,500,000(k)            1,537,245
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38         1,325,000               1,380,173
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-19                           5.50         2,000,000               2,139,640
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00         1,000,000               1,055,070
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
  11-15-22                           5.00         2,500,000               2,581,700
Nassau County Tobacco Settlement Corporation
 Asset-backed Revenue Bonds
 Series 2006A-3
  06-01-35                           5.00         2,350,000               2,143,318
New York City Health & Hospital Corporation
 Revenue Bonds
 Health System
 Series 2002A (FSA)
  02-15-18                           5.50         2,150,000               2,278,269
  02-15-19                           5.50         1,250,000               1,321,975

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00%       $1,000,000              $1,040,760
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
  10-01-35                           5.25         7,000,000               7,219,239
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 State Personal Income Tax-Education
 Series 2003A
  03-15-27                           5.00         4,725,000               5,022,203
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
  07-01-29                           5.00         1,250,000               1,287,088
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd Generation Resolution
 Series 1993A
  07-01-18                           5.75         5,500,000               6,074,859
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
  12-15-31                           5.00         1,000,000               1,022,280
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
  03-15-31                           5.00         3,000,000               3,065,550
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
  03-15-37                           5.00         1,000,000               1,018,970
New York State Dormitory Authority
 Revenue Bonds
 Series 2003B (XLCA)
  07-01-32                           5.25         6,350,000               6,812,787
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
  07-01-23                           5.00         6,000,000               6,164,159
  07-01-24                           5.00         2,500,000               2,564,525
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
  07-01-35                           5.00         1,250,000               1,233,263

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
  03-15-15                           4.10%       $2,400,000              $2,410,152
New York State Thruway Authority
 Refunding Revenue Bonds
 Series 2002C (AMBAC)
  04-01-14                           5.50         5,000,000               5,351,350
New York State Thruway Authority
 Revenue Bonds
 Second Generation Resolution
 Series 2003B (FSA)
  04-01-21                           4.75         1,500,000               1,528,620
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25           500,000(d)              498,380
  12-01-23                           5.00           750,000(d)              690,878
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-19                           5.50         2,250,000               2,392,920
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00           350,000                 345,342
                                                                    ---------------
Total                                                                    77,932,451
-----------------------------------------------------------------------------------

NORTH CAROLINA (2.0%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
  06-01-28                           5.00         1,750,000               1,776,898
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-10                           5.50         2,375,000               2,439,315
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003F
  01-01-14                           5.50         5,000,000               5,291,850
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
  01-01-11                           5.50         5,125,000               5,318,007
                                                                    ---------------
Total                                                                    14,826,070
-----------------------------------------------------------------------------------

NORTH DAKOTA (0.4%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-15                           5.25           625,000                 644,763
  07-01-25                           5.13         2,250,000               2,184,592
                                                                    ---------------
Total                                                                     2,829,355
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

OHIO (1.7%)
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
  12-01-25                           5.25%       $1,500,000              $1,627,125
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
  06-01-24                           5.25         1,500,000               1,573,560
Columbus City School District
 Prerefunded Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2004 (FSA)
  12-01-29                           5.25         1,000,000               1,088,970
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-21                           5.25           500,000                 505,175
  05-15-26                           5.25         1,750,000               1,754,708
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
  09-01-23                           4.75         2,435,000               2,475,469
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
  11-15-25                           4.75           250,000                 252,695
Ohio Air Quality Development Authority
 Refunding Revenue Bonds
 Pollution Control -- Dayton Power
 Series 2005B (FGIC)
  01-01-34                           4.80         2,000,000               1,979,220
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Series 2003
  06-01-15                           5.25           500,000                 543,990
Township of Anderson
 Limited General Obligation Bonds
 Series 2007
  12-01-18                           5.00           680,000                 722,514
                                                                    ---------------
Total                                                                    12,523,426
-----------------------------------------------------------------------------------

OREGON (0.4%)
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
  07-01-24                           4.80         2,745,000               2,658,587
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

PENNSYLVANIA (0.7%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (FGIC)
  10-01-17                           5.81%       $5,115,000(b)           $3,273,702
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 ACTS Retirement Communities
 Series 2006B
  11-15-22                           5.00         2,000,000               1,911,640
                                                                    ---------------
Total                                                                     5,185,342
-----------------------------------------------------------------------------------

PUERTO RICO (5.5%)(c)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                           5.25         1,000,000               1,036,420
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-34                           5.00         2,000,000               2,003,300
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-23                           5.25           500,000                 517,085
  07-01-24                           5.25         2,625,000               2,708,974
  07-01-26                           5.25         2,000,000               2,055,280
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
  07-01-30                           5.00         1,000,000               1,032,770
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                           5.00         3,000,000               2,995,560
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
  07-01-36                           5.50         2,500,000               2,788,125
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00           985,000               1,049,872
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25         5,500,000               5,977,015
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25         2,300,000               2,553,667
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00         2,000,000               2,053,260

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00%         $515,000                $508,269
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50         1,100,000               1,234,123
Puerto Rico Public Buildings Authority
 Revenue Bonds
 Government Facilities
 Series 2004I
  07-01-33                           5.25         1,500,000               1,525,680
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75        10,000,000              10,580,000
                                                                    ---------------
Total                                                                    40,619,400
-----------------------------------------------------------------------------------

RHODE ISLAND (0.7%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
  10-01-26                           4.65         2,000,000               1,933,600
  04-01-33                           4.85         3,000,000               2,868,630
                                                                    ---------------
Total                                                                     4,802,230
-----------------------------------------------------------------------------------

SOUTH CAROLINA (1.0%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
  12-01-30                           5.25         2,500,000               2,558,525
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
  05-01-24                           5.50         2,100,000               2,291,331
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (FGIC)
  01-01-21                           6.25         1,000,000               1,173,850
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00         1,000,000               1,021,170
                                                                    ---------------
Total                                                                     7,044,876
-----------------------------------------------------------------------------------

TENNESSEE (3.5%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
  12-15-12                           5.00         2,185,000               2,255,357
  12-15-17                           5.00         3,000,000               3,074,940
  12-15-20                           5.00         2,500,000               2,514,300
  12-15-21                           5.00         2,000,000               2,001,880

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
TENNESSEE (CONT.)
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25%       $6,500,000              $6,747,520
  09-01-20                           5.25         2,000,000               2,058,900
  09-01-24                           5.25         2,040,000               2,072,150
  09-01-26                           5.25         4,750,000               4,795,600
                                                                    ---------------
Total                                                                    25,520,647
-----------------------------------------------------------------------------------

TEXAS (4.5%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
  02-15-19                           5.00         1,525,000               1,571,818
City of Austin
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992 (AMBAC)
  11-15-10                           6.51         5,055,000(b)            4,473,827
City of San Antonio
 Revenue Bonds
 Series 2003 (MBIA)
  02-01-20                           5.00         1,980,000               2,037,479
Clint Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003A
 (Permanent School Fund Guarantee)
  08-15-29                           5.13         6,425,000               6,881,111
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
  08-15-27                           5.00         3,795,000(i)            3,845,360
Duncanville Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Capital Appreciation
 Series 2001
 (Permanent School Fund Guarantee)
  02-15-28                           5.65         6,965,000               7,600,346
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
  08-01-15                           5.25         1,000,000               1,046,000
Tarrant County Cultural Education Facilities Finance Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
  02-15-26                           5.00         2,000,000               2,004,420
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 C C Young Memorial Home Project
 Series 2007
  02-15-10                           4.90           400,000                 398,260

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 7 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
TEXAS (CONT.)
Wilson County Memorial Hospital District
 Limited General Obligation Bonds
 Series 2003 (MBIA)
  02-15-28                           5.13%       $3,000,000              $3,060,060
                                                                    ---------------
Total                                                                    32,918,681
-----------------------------------------------------------------------------------

VIRGINIA (2.2%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
  01-15-28                           5.13         3,000,000               3,105,600
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
  06-15-16                           5.00         1,000,000               1,027,100
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50         1,300,000               1,410,240
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
  06-01-37                           5.63         2,000,000               2,214,340
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007B-1
  06-01-47                           5.00         5,510,000               4,661,901
Virginia Public School Authority
 Revenue Bonds
 School Financing
 Series 2001A
  08-01-16                           5.00         3,300,000               3,451,239
                                                                    ---------------
Total                                                                    15,870,420
-----------------------------------------------------------------------------------

WASHINGTON (2.5%)
City of Seattle
 Improvement Refunding Revenue Bonds
 Series 2001 (FSA)
  03-01-26                           5.13         3,415,000               3,473,260
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
  12-01-27                           5.00         4,000,000               4,109,960
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
  06-01-26                           6.50           260,000                 274,914
Washington Public Power Supply System
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (MBIA)
  07-01-13                           6.61        10,360,000(b)            8,189,061
Yakima County
 Limited General Obligation Bonds
 Series 2002 (AMBAC)
  12-01-21                           5.00         2,425,000               2,491,106
                                                                    ---------------
Total                                                                    18,538,301
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

WISCONSIN (0.8%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-27                           6.13%       $1,115,000              $1,142,217
  06-01-32                           6.38         1,000,000               1,026,330
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
  08-15-25                           5.13         4,310,000(i)            4,067,520
                                                                    ---------------
Total                                                                     6,236,067
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $670,714,054)                                                   $680,563,560
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN
TRUST (9.0%)(h)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
ARIZONA (0.5%)
Arizona Health Facilities Authority
 Revenue Bonds
 Series 2007-1779
  01-01-37                           4.40%       $4,000,000(d)           $3,851,720
-----------------------------------------------------------------------------------

MASSACHUSETTS (1.5%)
Commonwealth of Massachusetts
 Unlimited General Obligation Bonds
 Series 2002 (FGIC)
  11-01-15                           5.50        10,000,000              11,078,500
-----------------------------------------------------------------------------------

NEW JERSEY (4.4%)
New Jersey Sports & Exposition Authority
 Series 2000A
  03-01-16                           5.75         6,770,000               7,069,234
New Jersey Sports & Exposition Authority
 Series 2000B
  03-01-17                           5.75         7,070,000               7,379,030
New Jersey Sports & Exposition Authority
 Series 2000C
  03-01-18                           5.75         6,980,000               7,283,421
New Jersey Transportation Trust Fund Authority
 Prerefunded Revenue Bonds
 Series 2000 (FSA)
  06-15-14                           6.00        10,000,000              10,612,099
                                                                    ---------------
Total                                                                    32,343,784
-----------------------------------------------------------------------------------

PUERTO RICO (2.6%)(c)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
  07-01-17                           5.50         7,500,000               8,373,600

MUNICIPAL BONDS HELD IN
TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Municipal Finance Agency
 Unlimited General Obligation Bonds
 Series 2000R (FSA)
  08-01-13                           5.75%      $10,000,000             $10,491,300
                                                                    ---------------
Total                                                                    18,864,900
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $63,318,606)                                                     $66,138,904
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (4.1%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)
ALABAMA (0.8%)
Columbia Industrial Development Board
 Refunding Revenue Bonds
 Alabama Power Company Project
 V.R.D.N. Series 1995E
  10-01-22                           4.00%       $5,600,000              $5,600,000
-----------------------------------------------------------------------------------

ALASKA (1.1%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
  12-01-29                           3.88         5,950,000               5,950,000
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Project
 V.R.D.N. Series 1993A
  12-01-33                           3.95         1,850,000               1,850,000
                                                                    ---------------
Total                                                                     7,800,000
-----------------------------------------------------------------------------------

ILLINOIS (0.1%)
City of Chicago
 Revenue Bonds
 Second Lien
 V.R.D.N. Series 1999 (Bank One)
  11-01-30                           3.93         1,000,000               1,000,000
-----------------------------------------------------------------------------------

MICHIGAN (1.1%)
Detroit
 Revenue Bonds
 Senior Lien
 V.R.D.N. Series 2003B (Dexia Credit Local) FSA
  07-01-33                           4.05         5,520,000               5,520,000
Royal Oak Hospital Finance Authority
 Refunding Revenue Bonds
 William Beaumont Hospital
 V.R.D.N. Series 2006U (Morgan Stanley Bank) AMBAC
  01-01-20                           3.99         2,500,000               2,500,000
                                                                    ---------------
Total                                                                     8,020,000
-----------------------------------------------------------------------------------

MISSISSIPPI (0.3%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23                           4.05         1,940,000               1,940,000
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)

NEW MEXICO (0.3%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
  09-01-24                           4.05%         $400,000                $400,000
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare
 V.R.D.N. Series 2005B
 (Citibank) FSA
  08-01-30                           3.95         2,100,000               2,100,000
                                                                    ---------------
Total                                                                     2,500,000
-----------------------------------------------------------------------------------

NEW YORK (0.1%)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2004H-4 (Bank of New York)
  03-01-34                           3.99           500,000                 500,000
New York City Municipal Water Finance Authority
 Revenue Bonds
 V.R.D.N. Series 2002C-3
 (DEPFA Bank)
  06-15-18                           3.99           300,000                 300,000
                                                                    ---------------
Total                                                                       800,000
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)

TENNESSEE (0.1%)
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
  04-01-32                           3.96%         $875,000                $875,000
-----------------------------------------------------------------------------------

WYOMING (0.2%)
Lincoln County
 Revenue Bonds
 Exxon Project
 V.R.D.N. Series 1984C
  11-01-14                           3.88         1,400,000               1,400,000
Uinta County
 Refunding Revenue Bonds
 Chevron USA Project
 V.R.D.N Series 1993
  08-15-20                           4.05           100,000                 100,000
                                                                    ---------------
Total                                                                     1,500,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $30,035,000)                                                     $30,035,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $764,067,660)(l)                                                $776,737,464
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2007.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.1% of net assets at Aug. 31, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2007, the value of these securities amounted to $5,987,058 or 0.8% of net assets.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(f) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

--------------------------------------------------------------------------------

 9 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

(g)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.   -- Alternative Minimum Tax
B.A.N.   -- Bond Anticipation Note
C.P.     -- Commercial Paper
R.A.N.   -- Revenue Anticipation Note
T.A.N.   -- Tax Anticipation Note
T.R.A.N. -- Tax & Revenue Anticipation Note
V.R.     -- Variable Rate
V.R.D.B. -- Variable Rate Demand Bond
V.R.D.N. -- Variable Rate Demand Note

(h) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(i) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,308,330.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                  $35,000,000

(l) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $731,908,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $22,515,000
Unrealized depreciation                                               (9,846,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $12,669,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Tax-Exempt Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 30, 2007